COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity	The following table presents the Company's commitments and contractual obligations as of December 31, 2022:

	Payments due by period as of December 31, 2022
	Total	Less than 1 Year	1 - 3 Years	3 - 5 Years	More than 5 Years
Unrecorded contractual obligations:
Purchase obligations	$293,300	$133,220	$160,080	$—	$—
Leases executed not yet commenced	47,356	5,403	17,361	17,297	7,295
Recorded contractual obligations:
Accrued SEC settlement	90,000	90,000	—	—	—
FCPM License	32,126	32,126	—	—	—
	$462,782	$260,749	$177,441	$17,297	$7,295